Leases (Details) - ARS ($) $ in Millions	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 3,620	$ 15,373	$ 40,678
Later Than 1 Year And Not Later Than 5 Years [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	2,048	8,126	22,770
More Than Five 5 [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	1,019	3,600	3,151
No Later than 1 year [Member]
Statement [Line Items]
Future minimum proceeds generated from non-cancellable operating leases	$ 553	$ 3,647	$ 14,757